Expense Example, No Redemption	May 01, 2026 USD ($)
RMB Fund | RMB Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 201
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	1,068
Expense Example, No Redemption, 10 Years	2,306
RMB Mendon Financial Services Fund | RMB Mendon Financial Services Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	$ 2,410